Employee Incentives - Schedule of Equity Based Compensation Costs Recognized (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Equity-based compensation expense	$ (52)	$ (4)	$ 78	$ (19)	$ (313)	$ (25)	$ (28)
Continuing operations
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Equity-based compensation expense	19	2	33	16	113	5	6
Discontinued operations
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Equity-based compensation expense	(33)	(2)	45	(3)	(200)	(20)	(22)
Cost of Sales | Continuing operations
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Equity-based compensation expense	(1)		2		(5)	0	(1)
Sales and Marketing | Continuing operations
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Equity-based compensation expense	(4)		7	(1)	(23)	(1)	(1)
Research and Development | Continuing operations
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Equity-based compensation expense	(7)		10		(40)	(1)	(1)
General and Administrative | Continuing operations
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Equity-based compensation expense	$ (7)	$ (2)	$ 14	$ (15)	$ (45)	$ (3)	$ (3)